Supplement to the
Fidelity Destiny® Portfolios
Fidelity® Advisor Diversified Stock Fund
Class O
December 17, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class O shares of the fund but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 8.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective October 23, 2009, the following information replaces the similar information found in the second paragraph under the heading "Exchanging Shares" on page 10.

As a Class O shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds, including Class A or Institutional Class of Fidelity funds that offer Advisor classes of shares. The exchange privilege is available only to those investors who hold shares of the fund directly.

DESIO-09-02 September 30, 2009
1.808152.108

Supplement to the
Fidelity Destiny® Portfolios:
Fidelity® Advisor Capital Development Fund - Class O
December 17, 2008
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class O shares of the fund but does not reflect the Destiny Plan Creation and Sales Charges and Custodian Fees. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

The following information replaces the similar information found in the "Selling Shares" section on page 9.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective October 23, 2009, the following information replaces the similar information found in the second paragraph under the heading "Exchanging Shares" on page 10.

As a Class O shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds, including Class A or Institutional Class of Fidelity funds that offer Advisor classes of shares. The exchange privilege is available only to those investors who hold shares of the fund directly.

DESIIO-09-02 September 30, 2009
1.808153.107